Earnings per share (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Weighted average outstanding shares	779	747	742
Concepts that affect dilution		70
Weighted - average diluted common shares	779	817	742